Debt	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Debt Disclosure [Abstract]
Debt

Note 7 — Debt

Debt consists of the following:

	December 31,	September 30,
	2025	2025

Notes payable	$4,200	$3,934
7% promissory notes – related parties	2,065	2,251
Total debt	6,265	6,185
Less: Amounts classified as current	(4,346)	(5,086)
Noncurrent portion	$1,919	$1,099

Notes Payable

During the three months ended December 31, 2025, the Company entered into a $1,100 notes payable with an unaffiliated investor for net proceeds of $800. The note is unsecured and the $1,100 principal amount is payable in June 2027.

In December 2024, the Company entered into a $200 note payable with a bank for net proceeds of $195. The note is secured by substantially all of the Company’s assets and is guaranteed by an officer and director of the Company. During the three months ended December 31, 2025, the Company also modified this note to increase the amount of borrowings outstanding by $112. The note as modified has an eighteen month term and requires weekly payments totaling $282, including finance charges, through May 2027.

During the three months ended December 31, 2025, the Company also amended two existing agreements for the purchase and sale of future receipts, pursuant to which the Company agreed to sell to the buyers additional future trade receipts totaling $1,966 (together with amounts already outstanding under these agreements, the “Future Receipts Purchased Amount”) for net proceeds to the Company of $806. Under the agreements, the Company granted the buyers a security interest in all of the Company’s present and future accounts receivable in an amount not to exceed the Future Receipts Purchased Amount. The Company must repay the Future Receipts Purchased Amount in varying weekly installments through July 2026. In December 2024, the Company entered into an agreement for the purchase and sale of future receipts with an unrelated buyer pursuant to which the Company agreed to sell to the buyer certain future trade receipts in the aggregate amount of $710 (the “Future Receipts Purchased Amount”) for net proceeds to the Company of $480. Under the agreement, the Company granted the buyer a security interest in all of the Company’s present and future accounts receivable in an amount not to exceed the Future Receipts Purchased Amount.

During the three months ended December 31, 2025, the Company settled an outstanding note payable and accrued interest thereon, totaling $511, in exchange for 68,789 shares of its Class A Common Stock. During the three months ended December 31, 2024, the Company and the holders of two notes agreed to settle the outstanding principal and accrued interest, totaling $545, for 63,180 shares of the Company’s Class A Common Stock. For the three months ended December 31, 2025 and 2024, the Company recognized losses on the extinguishment of debt of $58 and $283, respectively, which are included in “Other non-operating losses, net” in the condensed consolidated statements of operations and comprehensive loss.

During the three months ended December 31, 2025 and 2024, the Company made principal payments on notes payable of $1,080 and $32, respectively. As of December 31, 2025, notes payable having an aggregate remaining principal balance of $4,200 were outstanding and are included in “Notes payable” and “Notes payable, noncurrent” in the condensed consolidated balance sheet.

MOBIX LABS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)

(unaudited, in thousands, except share and per share amounts)

7% Promissory Notes — Related Parties

The Company has two outstanding promissory notes with related parties which bear interest at 7% per annum and are unsecured. One 7% promissory note, having a principal balance of $896 as of December 31, 2025, is payable in monthly payments of varying amounts through September 2026. The other 7% promissory note, having a principal balance of $1,169 as of December 31, 2025, no longer bears interest; the outstanding principal and previously accrued interest balance is payable in monthly payments of varying amounts through March 2027, with the remaining principal of $979 payable on May 15, 2027. The outstanding principal balance of the 7% promissory notes is included in “Notes payable — related parties, current” and “Notes payable — related parties, noncurrent” in the condensed consolidated balance sheet as of December 31, 2025. During the three months ended December 30, 2025 and 2024, the Company made principal payments of $186 and $0, respectively, on the 7% promissory notes.

Note 10 — Debt

Debt consists of the following:

	September 30,
	2025	2024

Notes payable	$3,934	$598
7% promissory notes – related parties	2,251	2,495
Notes payable – related parties	—	330
Total debt	6,185	3,423
Less: Amounts classified as current	(5,086)	(2,141)
Noncurrent portion	$1,099	$1,282

Notes Payable

During the year ended September 30, 2025, the Company entered into three notes payable with financial institutions for net proceeds of $1,734. The notes have terms of seven to eighteen months and require weekly payments, including finance charges, totaling $2,791. The notes are secured by substantially all of the Company’s assets and one note is guaranteed by an officer and director of the Company.

The Company also entered into four additional notes payable having an aggregate principal amount of $1,275 with unrelated investors to meet its working capital needs. Net proceeds from the issuance of the notes were $1,152. Two of the notes bear interest at rates ranging from 7% to 12% per annum; the remaining notes were issued at a discount and bear no interest. The notes mature at various dates from February 2025 to August 2026. One note requires monthly principal payments of $103 commencing in March 2026; the remainder of the notes require payment of the principal balance upon maturity. One note, having a principal amount of $550, provides that the principal and accrued interest thereon, totaling $616, may at the option of the investor be converted into shares of the Company’s Class A Common Stock at any time prior to maturity in August 2026. The Company also entered into a stock pledge agreement with an investor, pursuant to which the Company issued 150,000 shares of its Class A Common Stock as security for the Company’s payment of amounts owed under the note. While such shares are held as collateral the investor is entitled to voting and other rights relating to the shares and, in the event of a default by the Company, the investor would be entitled to sell the pledged shares and apply the proceeds to the balance due under the note. Upon the Company’s repayment of the note, all interest in the pledged shares will revert to the Company.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(in thousands, except share and per share amounts)

In connection with the issuance of two notes payable, during the year ended September 30, 2025, the Company issued 34,375 shares of its Class A Common Stock to the investors. The Company accounted for the shares at their fair value of $212 which was recorded as an increase to additional paid-in capital and as a discount to notes payable on the consolidated balance sheet.

During the year ended September 30, 2025, the Company entered into three agreements for the purchase and sale of future receipts with unrelated buyers, pursuant to which the Company agreed to sell to the buyers certain future trade receipts in the aggregate amount of $4,417 (the “Future Receipts Purchased Amount”) for net proceeds to the Company of $2,430. Under the agreements, the Company granted the buyers a security interest in all of the Company’s present and future accounts receivable in an amount not to exceed the Future Receipts Purchased Amount. The Company must repay the Future Receipts Purchased Amount in varying weekly installments through March 2026.

During the year ended September 30, 2024, the Company entered into six promissory notes having an aggregate principal amount of $1,069 with unrelated investors to meet its working capital needs. The Company also issued convertible notes with an aggregate principal amount of $200 to unrelated investors. Net proceeds from the issuance of the notes were $1,198. The notes bear interest at rates ranging from 6% to 76% per annum; one note was issued at a discount and bears no interest. The notes mature at various dates through December 2024 and are unsecured. One note required weekly payments of $4. In connection with the Merger, all outstanding convertible notes were converted into 3,004 shares of the Company’s Class A Common Stock and the $206 carrying amount of the notes and accrued interest thereon was credited to equity, with no gain or loss recognized.

During the year ended September 30, 2024, the Company issued immediately exercisable warrants to purchase an aggregate of 20,196 shares of its common stock in connection with the issuance of certain notes. The warrants had exercise prices ranging from $0.10 to $20.00 per share and terms of one to two years. The Company evaluated the warrants and determined that they met all the requirements for equity classification under ASC 815. The Company accounted for each of the warrants as detachable warrants at their fair value, using the relative fair value method, and allocated $155 of the proceeds to the warrants. This amount was recorded as an increase to additional paid-in capital and as a discount to notes payable on the consolidated balance sheets. The Company amortized the discount over the term of the related notes using the effective interest method. The Company valued the warrants at the time of issuance using the Black-Scholes option pricing model with the following assumptions: expected volatility of 55.0-55.6%; no expected dividend yield; risk-free interest rate of 4.7-5.3%; and expected term of one to two years.

During the year ended September 30, 2025, the Company and the holders of three notes agreed to settle the outstanding principal and accrued interest, totaling $661, in exchange for 79,868 shares of the Company’s Class A Common Stock. The Company recognized a loss on the extinguishment of debt of $300, which is included in “Other non-operating losses, net” in the consolidated statements of operations and comprehensive loss.

During the years ended September 30, 2025 and 2024 the Company made principal payments of $1,215 and $1,749, respectively, on notes payable. As of September 30, 2025, notes payable having a remaining principal balance of $4,264 were outstanding and are included in “Notes payable, current” at a carrying amount of $3,934 (net of unamortized discount of $330) in the consolidated balance sheet.

7% Promissory Notes — Related Parties

The Company has two outstanding promissory notes with related parties which the Company assumed in 2020 as part of an asset acquisition. The promissory notes bear interest at 7% per annum and are unsecured. During the year ended September 30, 2025, the Company and the holders of the 7% promissory notes each agreed to extend the payment terms, such that the outstanding principal and accrued interest will be repaid in monthly payments of varying amounts through March 2027, with the remaining principal balance of $979 payable on May 15, 2027. As a result of these agreements, the Company has reclassified $1,099 of the outstanding principal balance of the 7% promissory notes to “Notes payable — related parties, noncurrent” in the consolidated balance sheet as of September 30, 2025. The portion of the 7% promissory notes due within one year is included in “Notes payable — related parties, current” in the consolidated balance sheets. During the years ended September 30, 2025 and 2024, the Company made principal payments of $244 and $854 on the 7% promissory notes.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(in thousands, except share and per share amounts)

Notes Payable — Related Parties

During the year ended September 30, 2024, the Company entered into two promissory notes having an aggregate principal amount of $495 with a related party to meet its working capital needs. Net proceeds from the issuance of the notes were $450. The notes bear no interest, are unsecured and matured at various dates through November 2024. The Company repaid one of the notes, having a principal balance of $165, during the year ended September 30, 2024 and repaid the remaining note, having a principal balance of $330, during the year ended September 30, 2025.